Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Total Reserves	£ (2,192)	£ 1,770
Currency translation reserve
Disclosure of reserves within equity [line items]
Total Reserves	4,772	2,740
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total Reserves	(1,560)	(283)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total Reserves	(7,235)	(853)
Own credit reserve
Disclosure of reserves within equity [line items]
Total Reserves	467	(960)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Total Reserves	£ 1,364	£ 1,126